UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09417

Name of Fund: The BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, The BlackRock
Pennsylvania Strategic Municipal Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock Pennsylvania Strategic Municipal Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Pennsylvania - 124.6%
County/City/Special District/School Marple Newtown, Pennsylvania, School District, GO, 5%,
District - 27.3%	6/01/31 (a)	$ 600	$ 595,986
	Mifflin County, Pennsylvania, School District, GO, 7.50%,
	9/01/22 (b)	200	237,934
	Owen J. Roberts School District, Pennsylvania, GO, 4.75%,
	11/15/25	700	704,137
	Pennsylvania State, GO, First Series, 5%, 3/15/28	825	850,435
	Pennsylvania State, GO, First Series, 5%, 3/15/29	275	282,153
	Philadelphia, Pennsylvania, School District, GO, Refunding,
	Series A, 5%, 8/01/15 (c)	1,000	1,086,040
	Philadelphia, Pennsylvania, School District, GO, Series C,
	5.75%, 3/01/10 (d)(e)	1,550	1,623,501
	Philadelphia, Pennsylvania, School District, GO, Series E,
	6%, 9/01/38	100	103,706
	Scranton, Pennsylvania, School District, GO, Series A, 5%,
	7/15/38 (a)	500	486,470
	University of Pittsburgh, Pennsylvania, The Commonwealth
	System of Higher Education, Revenue Bonds (Capital Project),
	Series B, 5%, 9/15/28	350	350,263
	Washington County, Pennsylvania, Capital Funding Authority
	Revenue Bonds (Capital Projects and Equipment Program),
	6.15%, 12/01/29 (b)	40	32,781
			6,353,406
Education - 7.5%	Lancaster, Pennsylvania, Higher Education Authority, College
	Revenue Bonds (Franklin & Marshall College Project), 5%,
	4/15/37	500	461,115
	Pennsylvania State Higher Educational Facilities Authority
	Revenue Bonds (Lafayette College Project), 6%, 5/01/30	1,250	1,276,200
			1,737,315
Hospitals/Healthcare - 32.3%	Allegheny County, Pennsylvania, Hospital Development
	Authority, Revenue Refunding Bonds (West Penn Allegheny
	Health System), Series A, 5.375%, 11/15/40	470	253,189
	Lancaster County, Pennsylvania, Hospital Authority Revenue
	Bonds (Masonic Homes Project), 5%, 11/01/36	1,000	773,020

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	S/F	Single-Family
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes
IDA	Industrial Development Authority

BlackRock Pennsylvania Strategic Municipal Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Lehigh County, Pennsylvania, General Purpose Authority,
	Hospital Revenue Refunding Bonds (Saint Lukes Hospital of
	Bethlehem), 5.375%, 8/15/13 (d)	$ 3,520	$ 4,059,581
	Monroe County, Pennsylvania, Hospital Authority Revenue
	Refunding Bonds (Pocono Medical Center), 5.125%, 1/01/37	345	262,500
	Montgomery County, Pennsylvania, IDA, Retirement Community
	Revenue Bonds (ACTS Retirement - Life Communities, Inc.),
	5.25%, 11/15/28	1,250	916,312
	Southcentral General Authority, Pennsylvania, Revenue
	Refunding Bonds (Wellspan Health Obligated), Series A, 6%,
	6/01/29	1,250	1,266,338
			7,530,940
Housing - 11.2%	Pennsylvania HFA, S/F Mortgage Revenue Bonds, AMT, Series
	95A, 4.90%, 10/01/37	1,000	869,000
	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds,
	AMT, Series 96A, 4.70%, 10/01/37	495	408,222
	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds,
	AMT, Series 97A, 4.65%, 10/01/31	1,300	1,091,337
	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds,
	AMT, Series 103C, 5.40%, 10/01/33	250	248,320
			2,616,879
IDA/PCR/Resource Recovery -	Bucks County, Pennsylvania, IDA, Revenue Refunding Bonds
24.2%	(Pennswood Village Project), Series A, 6%, 10/01/12 (d)	1,400	1,627,836
	Chester County, Pennsylvania, IDA, Water Facilities Revenue
	Bonds (Aqua Pennsylvania, Inc. Project), AMT, Series A, 5%,
	2/01/40 (e)(f)	2,000	1,586,800
	Montgomery County, Pennsylvania, IDA, Water Facilities
	Revenue Bonds (Aqua Pennsylvania, Inc. Project), Series A,
	5.25%, 7/01/42	300	243,342
	Pennsylvania Economic Development Financing Authority,
	Exempt Facilities Revenue Bonds (Amtrak Project), AMT,
	Series A, 6.25%, 11/01/31	1,000	740,760
	Pennsylvania Economic Development Financing Authority,
	Exempt Facilities Revenue Bonds (Amtrak Project), AMT,
	Series A, 6.375%, 11/01/41	1,000	726,790
	Pennsylvania Economic Development Financing Authority,
	Resource Recovery Revenue Refunding Bonds (Colver Project),
	AMT, Series G, 5.125%, 12/01/15	900	712,818
			5,638,346
State - 2.2%	Wilkes-Barre, Pennsylvania, Financing Authority, Revenue
	Refunding Bonds (Wilkes University Project), 5%, 3/01/37	700	498,372
Transportation - 12.1%	Pennsylvania State Turnpike Commission, Oil Franchise Tax
	Revenue Bonds, Series C, 5%, 12/01/32 (e)	1,000	987,630
	Pennsylvania State Turnpike Commission, Turnpike Revenue
	Bonds, Sub-Series A, 5%, 6/01/39 (g)	750	739,597

2

BlackRock Pennsylvania Strategic Municipal Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Philadelphia, Pennsylvania, Airport Revenue Bonds, AMT,
	Series A, 5%, 6/15/37 (a)	$ 1,150	$ 967,081
	Susquehanna Area Regional Airport Authority, Pennsylvania,
	Airport System Revenue Bonds, AMT, Series A, 6.50%, 1/01/38	185	124,464
			2,818,772
Utilities: Water & Sewer - 7.8%	Delaware County, Pennsylvania, IDA, Water Facilities Revenue
	Bonds (Philadelphia Suburban Water), 6%, 6/01/29 (e)(f)	1,250	1,199,137
	Pennsylvania Economic Development Financing Authority,
	Water Facility Revenue Bonds (Aqua Pennsylvania, Inc.
	Project), AMT, Series A, 6.75%, 10/01/18	600	626,796
			1,825,933
	Total Municipal Bonds in Pennsylvania		29,019,963
Multi-State - 12.0%
Housing - 12.0%	MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (h)(i)	4,000	2,799,400
	Total Municipal Bonds in Multi-State		2,799,400
Puerto Rico - 20.0%
County/City/Special District/School Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7,
District - 12.9%	6%, 7/01/27 (e)	1,385	1,343,062
	Puerto Rico Public Finance Corporation, Commonwealth
	Appropriation Revenue Bonds, Series E, 5.50%, 2/01/12 (d)	1,495	1,650,450
			2,993,512
Education - 3.7%	Puerto Rico Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Revenue Bonds (Ana G.
	Mendez University System Project), 5%, 3/01/26	1,250	860,237
Other Revenue Bonds - 0.9%	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series N, 5%, 7/01/37 (j)	300	216,531
Utilities: Electric & Gas - 1.8%	Puerto Rico Electric Power Authority, Power Revenue Bonds,
	Series WW, 5.50%, 7/01/38	500	416,230
Utilities: Water & Sewer - 0.7%	Puerto Rico Commonwealth Aqueduct and Sewer Authority,
	Senior Lien Revenue Bonds, Series A, 6%, 7/01/38	200	169,362
	Total Municipal Bonds in Puerto Rico		4,655,872
	Total Long-Term Investments
	(Cost - $40,535,058) - 156.6%		36,475,235
	Short-Term Securities
Pennsylvania - 12.0%	Geisinger Health System, Pennsylvania, Revenue Bonds, VRDN,
	0.30%, 4/01/09 (k)	1,000	1,000,000
	Philadelphia, Pennsylvania, Gas Works Revenue Bonds, VRDN,
	Fifth Series A-2, 0.40%, 4/02/09 (k)	1,100	1,100,000
	Philadelphia, Pennsylvania, Hospitals and Higher Education
	Facilities Authority, Hospital Revenue Refunding Bonds
(Children's Hospital Project), VRDN, Series B, 0.35%,
	4/01/09 (k)	700	700,000
			2,800,000

3

	BlackRock Pennsylvania Strategic Municipal Trust
	Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Short-Term Securities	Shares	Value
Money Market Fund - 3.9%	CMA Pennsylvania Municipal Money Fund, 0.11% (l)(m)	899,774	$899,774
	Total Short-Term Securities
	(Cost - $3,699,774) - 15.9%		3,699,774
	Total Investments (Cost - $44,234,832*) - 172.5%		40,175,009
	Liabilities in Excess of Other Assets - (0.3)%		(61,429)
	Preferred Shares, at Redemption Value - (72.2)%		(16,827,063)
	Net Assets Applicable to Common Shares - 100.0%		$ 23,286,517

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$44,086,454
Gross unrealized appreciation	$921,681
Gross unrealized depreciation	(4,833,126)
Net unrealized depreciation	$(3,911,445)

(a) FSA Insured.
(b) XL Capital Insured.
(c) AMBAC Insured.
(d) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e) NPFGC Insured.
(f) FGIC Insured.
(g) Assured Guaranty Insured.
(h) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to mandatory redemption at maturity.

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(j) Commonwealth Guaranteed.
(k) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(l) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3)
of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA Pennsylvania Municipal Money Fund	400,485	$528

(m) Represents the current yield as of report date.

BlackRock Pennsylvania Strategic Municipal Trust
Schedule of Investments March 31, 2009 (Unaudited)
• The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,
"Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the
Trust's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$899,774
Level 2	39,275,235
Level 3	-
Total	$40,175,009

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Pennsylvania Strategic Municipal Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: May 20, 2009